Stock Repurchase Plan	6 Months Ended
Jun. 30, 2013
Stock Repurchase Plan [Abstract]
Stock Repurchase Plan
Note 7 – Stock Repurchase Plan

On April 26, 2001 the Company announced that its Board of Directors approved a stock repurchase program for up to 607,754 of the outstanding Common Shares of the Company. Shares may be purchased from time to time in the open market and in large block privately negotiated transactions. The Company is not obligated to purchase any shares under the program, and the program may be discontinued at any time before the maximum number of shares specified by the program is purchased. The Board of Directors established no expiration date for this program. As of June 30, 2013, the Company had purchased 334,965 shares under the program. No shares were purchased under the program during the three and six months ended June 30, 2013 and 2012.